SEGMENTED INFORMATION - Geographic segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Metal sales	$ 4,239.7	$ 3,455.1
Property, plant and equipment	7,963.2	7,741.4
United States
Segmented Information
Metal sales	1,361.9	1,315.0
Property, plant and equipment	1,668.6	1,629.4
Brazil
Segmented Information
Metal sales	1,149.6	935.0
Property, plant and equipment	1,658.8	1,518.6
Mauritania
Segmented Information
Metal sales	1,200.8	1,021.5
Property, plant and equipment	2,335.1	2,280.6
Chile
Segmented Information
Metal sales	527.4	183.6
Property, plant and equipment	804.8	910.3
Canada
Segmented Information
Property, plant and equipment	$ 1,495.9	$ 1,402.5